Financial risk management - Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 639,166,244	₩ 617,453,658
Credit loss allowances of financial assets	(4,305,463)	(4,597,461)
Financial assets at amortized cost, net	634,860,781	612,856,197
Mitigation of credit risk due to collateral	289,207,455	269,235,141
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	505,930,279	492,111,261
Credit loss allowances of financial assets	(4,296,772)	(4,587,273)
Financial assets at amortized cost, net	501,633,507	487,523,988
Mitigation of credit risk due to collateral	289,207,455	269,235,141
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	12,669,064	14,083,041
Credit loss allowances of financial assets	(10,355)	(24,990)
Financial assets at amortized cost, net	12,658,709	14,058,051
Mitigation of credit risk due to collateral	171	27,874
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	209,361,430	200,864,201
Credit loss allowances of financial assets	(1,053,132)	(1,054,625)
Financial assets at amortized cost, net	208,308,298	199,809,576
Mitigation of credit risk due to collateral	162,423,106	151,610,129
Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	26,428,898	27,232,184
Credit loss allowances of financial assets	(11,566)	(3,876)
Financial assets at amortized cost, net	26,417,332	27,228,308
Mitigation of credit risk due to collateral	2,597	2,500
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	228,853,674	221,076,952
Credit loss allowances of financial assets	(2,299,549)	(2,363,495)
Financial assets at amortized cost, net	226,554,125	218,713,457
Mitigation of credit risk due to collateral	126,763,442	117,575,757
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	28,617,213	28,854,883
Credit loss allowances of financial assets	(922,170)	(1,140,287)
Financial assets at amortized cost, net	27,695,043	27,714,596
Mitigation of credit risk due to collateral	18,139	18,881
Securities at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	101,282,906	92,016,210
Financial assets at amortized cost, net	101,282,906	92,016,210
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	31,953,059	33,326,187
Credit loss allowances of financial assets	(8,691)	(10,188)
Financial assets at amortized cost, net	31,944,368	33,315,999
12-month expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	485,833,383	467,871,541
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	365,393,368	353,549,452
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,039,981	11,740,875
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	188,215,501	177,166,099
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	23,669,547	25,118,226
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	121,819,093	117,893,181
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,649,246	21,631,071
12-month expected credit losses | Grade 1 | Securities at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	90,408,440	83,218,889
12-month expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	30,031,575	31,103,200
12-month expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	84,268,787	79,730,199
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	71,499,668	68,774,293
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,445,815	2,027,427
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,674,522	6,397,386
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,468,610	2,030,126
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	56,460,975	55,345,067
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	4,449,746	2,974,287
12-month expected credit losses | Grade 2 | Securities at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,847,635	8,736,563
12-month expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,921,484	2,219,343
Lifetime expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	33,454,025	33,556,728
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	33,454,025	33,546,694
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	183,147	254,625
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	9,227,654	11,714,193
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	290,730	83,783
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	22,692,064	20,324,015
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,060,430	1,170,078
Lifetime expected credit losses | Grade 1 | Securities at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost		10,034
Lifetime expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	31,784,264	32,572,737
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	31,757,433	32,518,369
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	121	60,114
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,991,054	4,387,929
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government/Public sector/ Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11	49
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	25,790,138	25,633,821
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,976,109	2,436,456
Lifetime expected credit losses | Grade 2 | Securities at FVOCI
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	26,831	50,724
Lifetime expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost		3,644
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,825,785	3,722,453
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,825,785	3,722,453
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,252,699	1,198,594
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,091,404	1,880,868
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 481,682	₩ 642,991